EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 03, 2018	Jul. 31, 2018	Jul. 02, 2018
Exit From Italy Joint Venture | CK Hutchison
Disclosure of non-adjusting events after reporting period
Joint venture interest to be disposed (as a percent)	50.00%
Interim dividend approved by Supervisory Board
Disclosure of non-adjusting events after reporting period
Proposed dividend (per share)		$ 0.12
Global Telecom Holding S.A.E | Offer To Acquire Pakistan And Bangladesh Assets
Disclosure of non-adjusting events after reporting period
Total consideration			$ 2,550
Consideration transferred by discharging and taking on debt, including bonds			1,600
Consideration paid in cash			$ 950